Schedule of current and deferred portions of income tax (expense)/credit (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Current
Total current tax expense		$ 53,048
Deferred
Total deferred tax credit			(27,273)
Income tax (expense)/credit		(53,048)	27,273
CHINA
Current
Total current tax expense		(53,048)
Deferred
Total deferred tax credit			27,273
Non PRC [Member]
Current
Total current tax expense
Deferred
Total deferred tax credit